Offerings - Offering: 1	Jun. 17, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $1.00 per share
Amount Registered | shares	900,000
Proposed Maximum Offering Price per Unit	35.86
Maximum Aggregate Offering Price	$ 32,274,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,457.04
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers (i) 900,000 shares of common stock, par value $1.00 per share (“Common Stock”) of Murphy Oil Corporation (the “Registrant”) authorized for issuance under the Murphy Oil Corporation 2026 Stock Plan for Non-Employee Directors (the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that may become issuable under the Plan by reason of any share dividend, share split or other similar transaction.

The Proposed Maximum Offering Price Per Share is estimated in accordance with Rule 457(c) and (h) solely for purposes of calculating the registration fee on the basis of $35.86, the average of the high and low prices of the Registrant’s shares of Common Stock as reported on the New York Stock Exchange on June 16, 2026, which date is within five business days prior to filing this Registration Statement. The Proposed Maximum Offering Price Per Share, Maximum Aggregate Offering Price and Amount of Registration Fee is rounded up to the nearest penny.